FINANCIAL INSTRUMENTS - Credit risk (Details) - IDR (Rp) Rp in Billions	Dec. 31, 2025	Dec. 31, 2024
FINANCIAL INSTRUMENTS
Maximum credit exposure	Rp 1,500
Maximum share of total receivables held by any client (as a percent)	7.94%	5.76%
Credit risk
FINANCIAL INSTRUMENTS
Maximum credit exposure	Rp 47,266	Rp 48,184
Credit risk | Cash and cash equivalents
FINANCIAL INSTRUMENTS
Maximum credit exposure	34,228	33,905
Credit risk | Other current financial assets
FINANCIAL INSTRUMENTS
Maximum credit exposure	1,420	1,285
Credit risk | Trade and other receivables - net
FINANCIAL INSTRUMENTS
Maximum credit exposure	11,410	12,829
Credit risk | Other non-current assets
FINANCIAL INSTRUMENTS
Maximum credit exposure	Rp 208	Rp 165